Equity - Schedule of Pre-Funded Warrant Activity (Details)	3 Months Ended
Mar. 31, 2026 $ / shares shares
Schedule of Pre-Funded Warrant Activity [Abstract]
Number of Pre-Funded Warrants, Outstanding at Beginning | shares	504,300
Weighted Average Exercise Price, Outstanding at Beginning | $ / shares	$ 0.003
Number of Pre-Funded Warrants, Pre-funded warrants granted | shares	5,882,353
Weighted Average Exercise Price, Pre-funded warrants granted | $ / shares	$ 0.0001
Number of Pre-Funded Warrants,Pre-funded warrants exercised | shares	(354,300)
Weighted Average Exercise Price, Pre-funded warrants exercised | $ / shares	$ (0.0001)
Number of Pre-Funded Warrants, Outstanding at Ending | shares	6,032,353
Weighted Average Exercise Price, Outstanding at Ending | $ / shares	$ 0.0003